Corporate debt (Tables)	3 Months Ended
Mar. 31, 2021
Corporate debt [Abstract]
Corporate debt
The breakdown of corporate debt as of March 31, 2021 and December 31, 2020 is as follows:

	Balance as of March 31,	Balance as of December 31,
	2021	2020
	($ in thousands)
Non-current	939,694	970,077
Current	25,626	23,648
Total Corporate Debt	965,320	993,725

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of March 31, 2021 is as follows:

	Remainder of 2021	Between January and March 2022	Between April and December 2022	2023	2024	2025	Subsequent years	Total
			($ in thousands)
2017 Credit Facility	20	-	-	-	-	-	-	20
Note Issuance Facility 2019	-	-	-	-	-	331,885	-	331,885
Commercial Paper	24,358	-	-	-	-	-		24,358
2020 Green Private Placement	279	-	-	-	-	-	338,356	338,635
Note Issuance Facility 2020	-	-	-	-	-	-	160,938	160,938
Green Exchangeable Notes	959	-	-	-	-	102,671	-	103,630
2020 Credit Facility	10	-	-	1,962	1,962	1,920	-	5,854
Total	25,626	-	-	1,962	1,962	436,476	499,294	965,320

The repayment schedule for the corporate debt as of December 31, 2020 was as follows:

	2021	2022	2023	2024	2025	Subsequent years	Total
			($ in thousands)
2017 Credit Facility	41	-	-	-	-	-	41
Notes Issuance Facility 2019	-	-	-	-	343,999	-	343,999
Commercial Paper	21,224	-	-	-	-	-	21,224
2020 Green Private Placement	289	-	-	-	-	351,026	351,315
Note Issuance Facility 2020	-	-	-	-	-	166,846	166,846
Green Exchangeable Notes	2,083	-	-	-	102,144	-	104,227
2020 Credit Facility	11	-	2,036	2,036	1,990	-	6,073
Total	23,648	-	2,036	2,036	448,133	517,872	993,725